Investment in Aqualung - Schedule of Changes in Investment in Aqualung (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of fair value measurement of equity [line items]
Balance, December 31, 2024			$ 2,335
Effect of change in fair value	$ 69		2,821
Effect of foreign exchange translation	(384)	$ 18	620	$ 16
Balance, September 30, 2025	5,350		5,350
Investment in Aqualung
Disclosure of fair value measurement of equity [line items]
Balance, December 31, 2024			2,335
Effect of change in fair value			2,821
Effect of foreign exchange translation			194
Balance, September 30, 2025	$ 5,350		$ 5,350